Schedule of controlled entities (Details)	Mar. 31, 2025	Jun. 30, 2024
Wimp two warrior llc [member]
IfrsStatementLineItems [Line Items]
Ownership interest	100.00%	100.00%
Wimp two warrior ireland limited [member]
IfrsStatementLineItems [Line Items]
Ownership interest	100.00%	100.00%
Hype O SINC [Member]
IfrsStatementLineItems [Line Items]
Ownership interest	100.00%	100.00%
MMA group inc [member]
IfrsStatementLineItems [Line Items]
Ownership interest	100.00%	0.00%